Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Intangible Assets Tables
Intangible Assets

The Company's website has an indefinite useful life and has not been amortized.

	December 31, 2015			December 31, 2014
	Cost	Accumulated Amortization	Net	Net

Patent	$7,718	$438	$7,280	$7,589
Website	3,500	-	3,500	-

	$11,218	$438	$10,780	$7,589